Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jan. 31, 2023
Trade Accounts Receivable
Trade accounts receivable	$ 57,459	$ 46,718
Less: Provision for credit losses	(1,223)	(1,545)
Total	$ 56,236	$ 45,173